Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangibles
Summary of the Company's intangible assets

	2011			2010
In millions	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademark (indefinitely-lived)	$6,398	$—	$6,398	$6,398	$—	$6,398
Customer contracts and relationships and covenants not to compete	5,427	(2,386)	3,041	4,903	(1,982)	2,921
Favorable leases and other	769	(339)	430	762	(297)	465

	$12,594	$(2,725)	$9,869	$12,063	$(2,279)	$9,784